Quarterly Holdings Report
for
Fidelity® Balanced Fund
May 31, 2024
BAL-NPRT3-0724
1.800332.120
Common Stocks - 63.2%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 6.0%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	7,572,182	137,965
Cellnex Telecom SA (a)	294,968	10,775
Liberty Global Ltd. Class C (b)	507,091	8,656
		157,396
Entertainment - 1.1%
Capcom Co. Ltd.	389,159	7,176
Lionsgate Studios Corp. (c)	358,898	2,990
Netflix, Inc. (d)	217,780	139,732
Roblox Corp. (d)	372,200	12,513
Roku, Inc. Class A (d)	123,826	7,108
Sea Ltd. ADR (d)	983,819	66,427
Spotify Technology SA (d)	67,352	19,989
Take-Two Interactive Software, Inc. (d)	75,465	12,102
The Walt Disney Co.	1,448,675	150,532
TKO Group Holdings, Inc.	447,499	48,809
Ubisoft Entertainment SA (d)	740,521	18,110
		485,488
Interactive Media & Services - 4.4%
Alphabet, Inc.:
Class A	5,315,147	916,863
Class C	857,013	149,086
Bumble, Inc. (d)	510,500	5,973
Epic Games, Inc. (c)(d)(e)	12,272	7,363
Match Group, Inc. (d)	243,678	7,464
Meta Platforms, Inc. Class A	1,824,081	851,536
Pinterest, Inc. Class A (d)	432,500	17,944
Snap, Inc. Class A (d)	2,905,369	43,639
		1,999,868
Media - 0.2%
Altice U.S.A., Inc. Class A (d)	6,275,497	15,563
Charter Communications, Inc. Class A (d)	82,025	23,551
Comcast Corp. Class A	893,293	35,759
Ibotta, Inc.	12,500	1,214
Liberty Broadband Corp. Class A (d)	680,640	36,918
Paramount Global Class B	163,682	1,949
		114,954
TOTAL COMMUNICATION SERVICES		2,757,706
CONSUMER DISCRETIONARY - 6.4%
Automobile Components - 0.1%
Adient PLC (d)	699,357	19,750
Aptiv PLC (d)	341,064	28,397
		48,147
Automobiles - 0.5%
Tesla, Inc. (d)	1,372,545	244,423
Broadline Retail - 2.9%
Amazon.com, Inc. (d)	7,304,481	1,288,803
Etsy, Inc. (d)	249,973	15,866
		1,304,669
Distributors - 0.1%
LKQ Corp.	628,433	27,041
Hotels, Restaurants & Leisure - 1.2%
Airbnb, Inc. Class A (d)	258,272	37,431
Booking Holdings, Inc.	27,779	104,903
Caesars Entertainment, Inc. (d)	518,204	18,427
Churchill Downs, Inc.	368,033	47,660
Domino's Pizza, Inc.	77,943	39,640
Flutter Entertainment PLC (d)	99,789	19,203
Marriott International, Inc. Class A	344,010	79,525
McDonald's Corp.	99,954	25,877
Red Rock Resorts, Inc.	267,153	13,692
Restaurant Brands International, Inc.	808,714	55,455
Starbucks Corp.	497,600	39,917
Yum! Brands, Inc.	643,858	88,485
		570,215
Household Durables - 0.1%
D.R. Horton, Inc.	30,284	4,476
Mohawk Industries, Inc. (d)	177,079	21,591
		26,067
Leisure Products - 0.0%
Brunswick Corp.	147,784	12,197
Specialty Retail - 1.1%
Burlington Stores, Inc. (d)	91,860	22,051
Cazoo Group Ltd. (c)(d)	193	0
Cazoo Group Ltd.:
warrants (d)	210	0
warrants (d)	230	0
warrants (d)	254	0
Foot Locker, Inc.	233,488	6,475
Lowe's Companies, Inc.	869,149	192,334
The Home Depot, Inc.	262,772	87,994
TJX Companies, Inc.	1,697,447	175,007
Valvoline, Inc. (d)	531,801	21,591
		505,452
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc. Class B	952,966	90,579
PVH Corp.	367,653	44,122
Tapestry, Inc.	1,048,796	45,612
		180,313
TOTAL CONSUMER DISCRETIONARY		2,918,524
CONSUMER STAPLES - 3.8%
Beverages - 1.2%
Brown-Forman Corp. Class B (non-vtg.)	292,643	13,421
Constellation Brands, Inc. Class A (sub. vtg.)	226,569	56,694
Diageo PLC	238,919	8,044
Keurig Dr. Pepper, Inc.	2,384,251	81,661
Monster Beverage Corp. (d)	1,144,305	59,412
PepsiCo, Inc.	486,195	84,063
The Coca-Cola Co.	3,829,917	241,017
		544,312
Consumer Staples Distribution & Retail - 1.2%
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	372,400	21,736
Costco Wholesale Corp.	308,597	249,930
Dollar Tree, Inc. (d)	100,977	11,910
Target Corp.	295,780	46,189
U.S. Foods Holding Corp. (d)	458,958	24,247
Walmart, Inc.	2,675,879	175,966
		529,978
Food Products - 0.3%
Lamb Weston Holdings, Inc.	267,295	23,599
McCormick & Co., Inc. (non-vtg.)	332,938	24,045
Mondelez International, Inc.	697,061	47,770
The J.M. Smucker Co.	339,183	37,866
		133,280
Household Products - 0.7%
Procter & Gamble Co.	1,824,887	300,267
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	276,623	34,124
Kenvue, Inc.	3,706,500	71,535
		105,659
Tobacco - 0.2%
Philip Morris International, Inc.	1,131,179	114,679
TOTAL CONSUMER STAPLES		1,728,175
ENERGY - 2.5%
Energy Equipment & Services - 0.1%
Expro Group Holdings NV (d)	894,676	19,638
Weatherford International PLC (d)	314,866	37,891
		57,529
Oil, Gas & Consumable Fuels - 2.4%
Africa Oil Corp.	13,602,390	26,048
Athabasca Oil Corp. (d)	9,000,594	33,085
Exxon Mobil Corp.	4,551,763	533,740
Galp Energia SGPS SA Class B	2,266,200	47,656
Hess Corp.	300,553	46,315
Imperial Oil Ltd.	1,297,401	91,669
Kosmos Energy Ltd. (d)	2,486,943	15,170
MEG Energy Corp. (d)	3,500,120	75,989
Phillips 66 Co.	461,353	65,563
Shell PLC ADR	1,172,865	85,361
Valero Energy Corp.	548,197	86,144
		1,106,740
TOTAL ENERGY		1,164,269
FINANCIALS - 8.3%
Banks - 2.9%
AIB Group PLC	4,167,104	23,714
Bank of America Corp.	5,455,674	218,172
Citigroup, Inc.	1,833,176	114,225
Citizens Financial Group, Inc.	955,908	33,734
Eurobank Ergasias Services and Holdings SA (d)	16,348,256	35,739
HDFC Bank Ltd.	707,698	13,001
JPMorgan Chase & Co.	2,269,599	459,889
KeyCorp	3,048,440	43,806
M&T Bank Corp.	372,515	56,473
Pathward Financial, Inc.	362,660	19,333
Piraeus Financial Holdings SA (d)	5,097,733	20,027
PNC Financial Services Group, Inc.	544,371	85,679
Starling Bank Ltd. Series D (c)(d)(e)	5,092,112	20,569
UMB Financial Corp.	258,623	21,321
Wells Fargo & Co.	3,012,120	180,486
		1,346,168
Capital Markets - 1.8%
Bank of New York Mellon Corp.	886,392	52,838
BlackRock, Inc. Class A	75,547	58,325
Cboe Global Markets, Inc.	320,622	55,464
Charles Schwab Corp.	117,473	8,608
CVC Capital Partners PLC (a)	415,400	8,072
Interactive Brokers Group, Inc.	88,239	11,093
Intercontinental Exchange, Inc.	724,800	97,051
London Stock Exchange Group PLC	251,004	29,422
LPL Financial	167,508	47,942
MarketAxess Holdings, Inc.	248,065	49,348
Moody's Corp.	135,284	53,706
Morgan Stanley	1,582,349	154,817
Northern Trust Corp.	132,224	11,139
State Street Corp.	812,813	61,441
StepStone Group, Inc. Class A	668,251	28,695
Tradeweb Markets, Inc. Class A	254,590	27,753
UBS Group AG	1,135,869	36,212
Virtu Financial, Inc. Class A	715,460	15,740
		807,666
Consumer Finance - 0.2%
Discover Financial Services	486,013	59,614
OneMain Holdings, Inc.	471,334	23,152
		82,766
Financial Services - 2.0%
Apollo Global Management, Inc.	860,483	99,954
Berkshire Hathaway, Inc. Class A (d)	79	49,565
Block, Inc. Class A (d)	2,173,248	139,262
Corpay, Inc. (d)	264,794	70,877
Fiserv, Inc. (d)	588,407	88,120
Global Payments, Inc.	393,768	40,105
Jumo World Holding Ltd. (c)(e)	1,165,143	2,074
Jumo World Ltd. (d)(e)	1,163	0
PayPal Holdings, Inc. (d)	331,800	20,900
UWM Holdings Corp. Class A (b)	3,032,896	22,352
Visa, Inc. Class A	1,344,751	366,391
Voya Financial, Inc.	273,646	20,748
		920,348
Insurance - 1.4%
Arthur J. Gallagher & Co.	318,189	80,607
Chubb Ltd.	479,739	129,923
Direct Line Insurance Group PLC	8,838,542	24,275
Everest Re Group Ltd.	78,317	30,616
Fairfax Financial Holdings Ltd. (sub. vtg.)	51,315	57,767
Hartford Financial Services Group, Inc.	726,163	75,122
Marsh & McLennan Companies, Inc.	508,887	105,635
Progressive Corp.	310,114	65,490
Prudential PLC	861,753	8,254
Unum Group	897,708	48,351
		626,040
TOTAL FINANCIALS		3,782,988
HEALTH CARE - 7.8%
Biotechnology - 0.8%
Argenx SE ADR (d)	78,900	29,273
Exact Sciences Corp. (d)	290,800	13,217
Gilead Sciences, Inc.	527,266	33,887
Moderna, Inc. (d)	727,014	103,636
Regeneron Pharmaceuticals, Inc. (d)	187,350	183,633
Vertex Pharmaceuticals, Inc. (d)	34,819	15,854
		379,500
Health Care Equipment & Supplies - 1.8%
Boston Scientific Corp. (d)	5,137,731	388,258
Intuitive Surgical, Inc. (d)	420,554	169,113
Penumbra, Inc. (d)	89,007	16,864
Stryker Corp.	711,750	242,771
		817,006
Health Care Providers & Services - 1.7%
Cencora, Inc.	780,873	176,922
CVS Health Corp.	108,545	6,469
Elevance Health, Inc.	306,200	164,883
Surgery Partners, Inc. (d)	2,275,213	62,796
Tenet Healthcare Corp. (d)	470,500	63,621
UnitedHealth Group, Inc.	626,367	310,283
		784,974
Life Sciences Tools & Services - 0.6%
Danaher Corp.	718,022	184,388
Sartorius Stedim Biotech	69,196	13,784
Thermo Fisher Scientific, Inc.	116,829	66,357
		264,529
Pharmaceuticals - 2.9%
AstraZeneca PLC sponsored ADR	1,791,816	139,797
Eli Lilly & Co.	669,028	548,830
Indivior PLC (d)	2,498,099	46,257
Merck & Co., Inc.	2,784,972	349,625
Royalty Pharma PLC	2,541,629	69,666
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	1,857,300	31,444
UCB SA	1,034,132	145,058
		1,330,677
TOTAL HEALTH CARE		3,576,686
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.6%
General Electric Co.	1,344,558	222,040
Howmet Aerospace, Inc.	1,013,106	85,759
Lockheed Martin Corp.	296,543	139,476
Northrop Grumman Corp.	106,269	47,903
RTX Corp.	359,772	38,787
Space Exploration Technologies Corp. Class A (c)(d)(e)	117,000	11,349
The Boeing Co. (d)	640,319	113,727
TransDigm Group, Inc.	69,777	93,727
		752,768
Air Freight & Logistics - 0.1%
FedEx Corp.	177,452	45,066
Building Products - 0.5%
Trane Technologies PLC	749,131	245,310
Construction & Engineering - 0.1%
Quanta Services, Inc.	217,577	60,038
Electrical Equipment - 0.8%
AMETEK, Inc.	977,516	165,767
Eaton Corp. PLC	419,235	139,542
GE Vernova LLC	336,139	59,127
		364,436
Ground Transportation - 0.7%
CSX Corp.	2,502,441	84,457
Old Dominion Freight Lines, Inc.	557,076	97,628
Uber Technologies, Inc. (d)	964,325	62,257
Union Pacific Corp.	382,665	89,092
		333,434
Machinery - 1.7%
Caterpillar, Inc.	358,871	121,485
Deere & Co.	95,388	35,748
Dover Corp.	757,922	139,321
Fortive Corp.	1,281,090	95,364
Ingersoll Rand, Inc.	1,683,060	156,609
Parker Hannifin Corp.	391,941	208,324
		756,851
Passenger Airlines - 0.1%
Delta Air Lines, Inc.	464,908	23,720
Professional Services - 0.1%
Dun & Bradstreet Holdings, Inc.	3,127,658	29,994
TOTAL INDUSTRIALS		2,611,617
INFORMATION TECHNOLOGY - 18.3%
IT Services - 0.5%
Capgemini SA	313,678	63,552
EPAM Systems, Inc. (d)	176,924	31,480
MongoDB, Inc. Class A (d)	219,393	51,790
Snowflake, Inc. (d)	212,135	28,889
Twilio, Inc. Class A (d)	548,545	31,486
		207,197
Semiconductors & Semiconductor Equipment - 7.1%
Advanced Micro Devices, Inc. (d)	632,896	105,630
Alchip Technologies Ltd.	51,000	4,545
ASML Holding NV (Netherlands)	143,827	137,610
Astera Labs, Inc.	52,694	3,401
Astera Labs, Inc. (k)	473,600	30,566
Lattice Semiconductor Corp. (d)	532,640	39,543
Marvell Technology, Inc.	1,190,747	81,935
Micron Technology, Inc.	2,065,732	258,217
NVIDIA Corp.	1,854,371	2,033,003
NXP Semiconductors NV	409,062	111,306
ON Semiconductor Corp. (d)	1,511,859	110,426
Renesas Electronics Corp.	2,720,973	50,138
SolarEdge Technologies, Inc. (d)	779,175	38,172
Taiwan Semiconductor Manufacturing Co. Ltd.	9,740,000	248,776
		3,253,268
Software - 7.7%
Adobe, Inc. (d)	541,036	240,631
Autodesk, Inc. (d)	407,590	82,170
CCC Intelligent Solutions Holdings, Inc. (c)(d)	253,848	2,838
Elastic NV (d)	369,739	38,471
Five9, Inc. (d)	818,359	38,266
HubSpot, Inc. (d)	144,187	88,105
Intuit, Inc.	278,542	160,563
Microsoft Corp.	5,904,169	2,451,002
Salesforce, Inc.	923,975	216,617
Stripe, Inc. Class B (c)(d)(e)	110,500	2,873
Synopsys, Inc. (d)	206,968	116,068
Tenable Holdings, Inc. (d)	585,576	24,705
Workday, Inc. Class A (d)	244,694	51,741
		3,514,050
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	7,044,407	1,354,287
Wiwynn Corp.	416,000	31,756
		1,386,043
TOTAL INFORMATION TECHNOLOGY		8,360,558
MATERIALS - 1.5%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	117,638	31,374
Axalta Coating Systems Ltd. (d)	735,000	26,159
Cabot Corp.	157,792	16,142
Corteva, Inc.	628,968	35,184
Dow, Inc.	997,514	57,487
Ecolab, Inc.	304,076	70,606
Element Solutions, Inc.	788,245	18,942
Linde PLC	359,249	156,460
Olin Corp.	186,305	10,016
The Chemours Co. LLC	794,564	19,721
Tronox Holdings PLC	977,668	19,368
Westlake Corp.	71,499	11,480
		472,939
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	56,006	32,040
Containers & Packaging - 0.1%
Aptargroup, Inc.	136,911	20,220
Metals & Mining - 0.3%
First Quantum Minerals Ltd.	1,159,566	14,897
Franco-Nevada Corp.	121,426	14,940
Freeport-McMoRan, Inc.	883,228	46,573
Ivanhoe Mines Ltd. (d)	1,057,840	15,274
Nucor Corp.	208,079	35,134
Teck Resources Ltd. Class B	288,983	15,042
		141,860
TOTAL MATERIALS		667,059
REAL ESTATE - 1.3%
Equity Real Estate Investment Trusts (REITs) - 1.3%
American Tower Corp.	360,970	70,656
COPT Defense Properties (SBI)	279,287	6,890
Crown Castle, Inc.	352,757	36,158
CubeSmart	461,531	19,527
Digital Realty Trust, Inc.	175,995	25,579
Equinix, Inc.	71,487	54,543
Equity Lifestyle Properties, Inc.	293,406	18,417
Essex Property Trust, Inc.	75,216	19,540
Extra Space Storage, Inc.	11,021	1,596
Invitation Homes, Inc.	1,282,888	44,632
Mid-America Apartment Communities, Inc.	148,417	19,845
Omega Healthcare Investors, Inc.	330,566	10,687
Prologis, Inc.	685,899	75,785
Public Storage	137,985	37,784
Simon Property Group, Inc.	352,008	53,262
Sun Communities, Inc.	145,085	17,119
Terreno Realty Corp.	168,600	9,539
Ventas, Inc.	534,280	26,853
Welltower, Inc.	557,813	57,828
		606,240
Real Estate Management & Development - 0.0%
Digitalbridge Group, Inc.	373,669	5,097
TOTAL REAL ESTATE		611,337
UTILITIES - 1.6%
Electric Utilities - 1.2%
American Electric Power Co., Inc.	183,580	16,568
Constellation Energy Corp.	294,574	63,996
Edison International	720,370	55,360
Entergy Corp.	333,822	37,552
Eversource Energy	606,579	35,928
FirstEnergy Corp.	849,328	34,194
NextEra Energy, Inc.	1,638,587	131,120
NRG Energy, Inc.	265,291	21,489
PG&E Corp.	3,817,074	70,769
PPL Corp.	1,171,290	34,354
Southern Co.	383,396	30,725
		532,055
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,414,134	30,531
Vistra Corp.	364,400	36,105
		66,636
Multi-Utilities - 0.3%
NiSource, Inc.	967,171	28,106
Public Service Enterprise Group, Inc.	172,507	13,069
Sempra	964,430	74,290
		115,465
TOTAL UTILITIES		714,156
TOTAL COMMON STOCKS (Cost $15,696,916)		28,893,075

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (c)(d)(e)	143,672	34,113

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (c)(d)(e)	239,407	7,163

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(c)(d)(e)	120,349	3,267
Series B2(c)(d)(e)	54,288	1,611
		4,878
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (c)(d)(e)	49,193	5,433

TOTAL INDUSTRIALS		10,311

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (c)(d)(e)	412,038	5,303

Semiconductors & Semiconductor Equipment - 0.0%
Xsight Labs Ltd. Series D (c)(d)(e)	450,873	2,317

Software - 0.1%
Algolia, Inc. Series D (c)(d)(e)	189,206	3,292
Bolt Technology OU Series E (c)(d)(e)	41,382	5,492
Databricks, Inc.:
Series G(c)(d)(e)	30,576	2,404
Series H(c)(d)(e)	125,490	9,867
Skyryse, Inc. Series B (c)(d)(e)	332,947	6,772
Stripe, Inc. Series H (c)(d)(e)	135,605	3,526
		31,353
TOTAL INFORMATION TECHNOLOGY		38,973

TOTAL CONVERTIBLE PREFERRED STOCKS		90,560
Nonconvertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series E (c)(d)(e)	467,381	13,984

INDUSTRIALS - 0.0%
Professional Services - 0.0%
Checkr, Inc. Series E (d)(e)	588,051	4,781

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)(e)	403,701	3,831

TOTAL NONCONVERTIBLE PREFERRED STOCKS		22,596
TOTAL PREFERRED STOCKS (Cost $119,558)		113,156

Nonconvertible Bonds - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
FINANCIALS - 0.0%
Financial Services - 0.0%
Ant International Co. Ltd. 3.55% 8/14/24 (c)(e) (Cost $10,087)	10,087	10,087

U.S. Treasury Obligations - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 5.32% 8/29/24 (g) (Cost $5,665)	5,740	5,667

Fixed-Income Funds - 35.8%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (h) (Cost $18,558,614)	170,088,546	16,357,415

Money Market Funds - 0.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.39% (i)	347,291,028	347,360
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	19,323,764	19,326
TOTAL MONEY MARKET FUNDS (Cost $366,683)		366,686

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $34,757,523)	45,746,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	(16,360)
NET ASSETS - 100.0%	45,729,726

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	299	Jun 2024	79,168	1,556	1,556

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,847,000 or 0.0% of net assets.

(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $168,518,000 or 0.4% of net assets.

(d)	Non-income producing
(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,559,000.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.
(k)
Equity security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. As of period end, the total fair value of unadjusted equity securities subject to contractual sale restrictions is $30,566 and all restrictions are set to expire on or before September 30, 2024.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420

ABL Space Systems Series B2	10/22/21	3,691

Algolia, Inc. Series D	7/23/21	5,533

Ant International Co. Ltd. 3.55% 8/14/24	8/14/23	10,087

Astranis Space Technologies Corp. Series C	3/19/21	9,032

Beta Technologies, Inc. Series A	4/09/21	3,604

Bolt Technology OU Series E	1/03/22	10,751

ByteDance Ltd. Series E1	11/18/20	15,743

Cazoo Group Ltd.	3/28/21	3,132

CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538

Circle Internet Financial Ltd. Series E	5/11/21	7,586

Circle Internet Financial Ltd. Series F	5/09/22	10,089

Databricks, Inc. Series G	2/01/21	1,808

Databricks, Inc. Series H	8/31/21	9,222

Epic Games, Inc.	3/29/21	10,861

Gupshup, Inc.	6/08/21	9,231

Jumo World Holding Ltd.	9/06/23	1,165

Lionsgate Studios Corp.	12/22/23	3,456

Skyryse, Inc. Series B	10/21/21	8,217

Space Exploration Technologies Corp. Class A	2/16/21	4,914

Starling Bank Ltd. Series D	6/18/21	9,104

Stripe, Inc. Class B	5/18/21	4,434

Stripe, Inc. Series H	3/15/21 - 5/25/23	5,441

Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	564,596	3,522,140	3,739,376	19,347	-	-	347,360	0.7%
Fidelity Investment Grade Bond Central Fund	15,060,318	1,345,026	11,686	493,197	(128)	(36,115)	16,357,415	41.4%
Fidelity Securities Lending Cash Central Fund 5.39%	36,233	475,851	492,758	147	-	-	19,326	0.1%
Total	15,661,147	5,343,017	4,243,820	512,691	(128)	(36,115)	16,724,101

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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